Environmental Liabilities - Schedule of Movements in Environmental Liabilities (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	266	249
Interest accretion	11	10
Expenditures	(18)	(16)
Revaluation adjustment	(20)	23
Environmental liabilities, Ending balance	239	266
Less: current portion	18	27
Environmental liabilities non current portion	221	239
PCB [Member]
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	201	197
Interest accretion	9	9
Expenditures	(5)	(2)
Revaluation adjustment	(33)	(3)
Environmental liabilities, Ending balance	172	201
Less: current portion	8	15
Environmental liabilities non current portion	164	186
LAR [Member]
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	65	52
Interest accretion	2	1
Expenditures	(13)	(14)
Revaluation adjustment	13	26
Environmental liabilities, Ending balance	67	65
Less: current portion	10	12
Environmental liabilities non current portion	57	53